ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments

September 30, 2021 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUND – 30.1%

Debt Fund – 30.1%
AdvisorShares Sage Core Reserves ETF† (Cost $19,886,000)	200,000	$19,720,000

MONEY MARKET FUNDS – 202.2%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 0.03%(a)(b)	122,109,328	122,109,328
Fidelity Institutional Money Market Government Portfolio - Class III, 0.01%(a)	10,372,951	10,372,951
Total Money Market Funds (Cost $132,482,279)		132,482,279

Total Investments Before Securities Sold, Not Yet Purchased (Cost $152,368,279)		152,202,279

Securities Sold, Not Yet Purchased – (57.0)%(c)

COMMON STOCKS – (57.0)%

Auto Parts & Equipment – (1.7)%
Adient PLC*	(27,500)	(1,139,875)

Banks – (5.3)%
Credit Suisse Group AG (Switzerland)(d)	(50,000)	(493,000)
HSBC Holdings PLC (United Kingdom)(d)	(85,000)	(2,222,750)
Westpac Banking Corp. (Australia)(d)	(40,190)	(744,721)
Total Banks		(3,460,471)

Commercial Services – (3.3)%
Alarm.com Holdings, Inc.*	(10,000)	(781,900)
Bright Horizons Family Solutions, Inc.*	(10,000)	(1,394,200)
Total Commercial Services		(2,176,100)

Computers – (3.7)%
DXC Technology Co.*	(20,000)	(672,200)
Logitech International SA (Switzerland)	(20,000)	(1,763,000)
Total Computers		(2,435,200)

Cosmetics/Personal Care – (2.1)%
Coty, Inc., Class A*	(175,000)	(1,375,500)

Engineering & Construction – (2.7)%
Dycom Industries, Inc.*	(25,000)	(1,781,000)

Food Service – (2.0)%
Aramark	(856)	(28,128)
Healthcare Services Group, Inc.	(50,000)	(1,249,500)
Total Food Service		(1,277,628)

Hand / Machine Tools – (1.6)%
Snap-on, Inc.	(5,000)	(1,044,750)

Healthcare - Services – (1.0)%
Teladoc Health, Inc.*	(5,000)	(634,050)

Home Furnishings – (2.8)%
Purple Innovation, Inc.*	(40,000)	(840,800)
Whirlpool Corp.	(5,000)	(1,019,300)
Total Home Furnishings		(1,860,100)

Housewares – (2.5)%
Newell Brands, Inc.	(75,000)	(1,660,500)

Insurance – (1.6)%
Lemonade, Inc.*	(16,000)	(1,072,160)

Internet – (1.5)%
Jumia Technologies AG (Germany)*(d)	(50,000)	(929,500)
Just Eat Takeaway.com NV (United Kingdom)*(d)	(5,316)	(77,241)
Total Internet		(1,006,741)

Retail – (4.8)%
American Eagle Outfitters, Inc.	(30,000)	(774,000)
La-Z-Boy, Inc.	(45,000)	(1,450,350)
Restaurant Brands International, Inc. (Canada)	(15,000)	(917,850)
Total Retail		(3,142,200)

Semiconductors – (2.6)%
CMC Materials, Inc.	(5,000)	(616,150)
Teradyne, Inc.	(10,000)	(1,091,700)
Total Semiconductors		(1,707,850)

Software – (11.4)%
Alteryx, Inc., Class A*	(20,000)	(1,462,000)
AppFolio, Inc., Class A*	(8,500)	(1,023,400)
PTC, Inc.*	(12,500)	(1,497,375)
Sailpoint Technologies Holdings, Inc.*	(40,000)	(1,715,200)
Take-Two Interactive Software, Inc.*	(5,000)	(770,350)
Yext, Inc.*	(80,000)	(962,400)
Total Software		(7,430,725)

Telecommunications – (3.4)%
Plantronics, Inc.*	(50,000)	(1,285,500)
Telephone and Data Systems, Inc.	(46,900)	(914,550)
Total Telecommunications		(2,200,050)

Transportation – (3.0)%
C.H. Robinson Worldwide, Inc.	(22,500)	(1,957,500)

Total Common Stocks (Cost $(39,181,928))		(37,362,400)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(39,181,928)]		$(37,362,400)

Total Investments – 175.3%
(Cost $113,186,351)		114,839,879
Liabilities in Excess of Other Assets – (75.3%)		(49,327,516)
Net Assets – 100.0%		$65,512,363

ETF - Exchange Traded Fund

PLC - Public Limited Company

*	Non-income producing security.
†	Affiliated Company.
(a)	Rate shown reflects the 7-day yield as of September 30, 2021.
(b)	A portion of this security has been pledged as collateral for securities sold, not yet purchased.
(c)	As of September 30, 2021 cash in the amount of $10,591,737 has been segregated as collateral from the broker for securities sold short.
(d)	American Depositary Receipt.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2021, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$19,720,000	$–	$–	$19,720,000
Money Market Funds	132,482,279	–	–	132,482,279
Total	$152,202,279	$–	$–	$152,202,279

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks	$(37,362,400)	$–	$–	$(37,362,400)
Total	$(37,362,400)	$–	$–	$(37,362,400)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Auto Parts & Equipment	(1.7)%
Banks	(5.3)
Commercial Services	(3.3)
Computers	(3.7)
Cosmetics/Personal Care	(2.1)
Debt Fund	30.1
Engineering & Construction	(2.7)
Food Service	(2.0)
Hand / Machine Tools	(1.6)
Healthcare - Services	(1.0)
Home Furnishings	(2.8)
Housewares	(2.5)
Insurance	(1.6)
Internet	(1.5)
Retail	(4.8)
Semiconductors	(2.6)
Software	(11.4)
Telecommunications	(3.4)
Transportation	(3.0)
Money Market Funds	202.2
Total Investments	175.3
Liabilities in Excess of Other Assets	(75.3)
Net Assets	100.0%

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended September 30, 2021 were as follows:

Affiliated Holding Name	Value at 6/30/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 9/30/2021	Value at 9/30/2021	Dividend Income
AdvisorShares Sage Core Reserves ETF	$19,736,000	$–	$–	$–	$(16,000)	200,000	$19,720,000	$28,368